Goodwill and Other Intangible Assets - Changes in Goodwill (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sale of Abbey Life [Abstract]
Impairment of goodwil	€ 500
Impairment of value of business acquired (VOBA)	5,150
Impairments recorded in third quarter		€ 4,933
Reclassification from (to) held for sale in connection with the sale of the Canadian port operations of Maher Terminals		(138)
Deutsche Asset Management [Member]
Sale of Abbey Life [Abstract]
Impairment of goodwil	500
Impairment of value of business acquired (VOBA)	€ 515
GM [Member]
Sale of Abbey Life [Abstract]
Restatement of impairments recorded in third quarter		1,568
CIB [Member]
Sale of Abbey Life [Abstract]
Restatement of impairments recorded in third quarter		600
PCC [Member]
Sale of Abbey Life [Abstract]
Restatement of impairments recorded in third quarter		1,002
Postbank [Member]
Sale of Abbey Life [Abstract]
Restatement of impairments recorded in third quarter		1,763
CB&S [Member]
Sale of Abbey Life [Abstract]
Impairments recorded in third quarter		2,168
Restatement of impairments recorded in third quarter		(2,168)
PBC [Member]
Sale of Abbey Life [Abstract]
Impairments recorded in third quarter		2,765
Restatement of impairments recorded in third quarter		(2,765)
Others [Member]
Sale of Abbey Life [Abstract]
Reclassification from (to) held for sale in connection with the sale of the Canadian port operations of Maher Terminals		€ (138)